UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA SCIENCE & TECHNOLOGY FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA SCIENCE &
                            TECHNOLOGY Fund

                             [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMON STOCKS (99.0%)

               BIOTECHNOLOGY (3.5%)
     23,500    Abgenix, Inc.*                                           $    214
     27,500    Amylin Pharmaceuticals, Inc.*                                 586
     60,000    Applera Corp. - Celera Genomics Group*                        769
     24,200    Ariad Pharmaceuticals, Inc.*                                  137
     15,000    Cephalon, Inc.*                                               715
     25,500    CV Therapeutics, Inc.*(b)                                     427
      6,400    Cytokinetics, Inc.*                                            58
     67,900    Genzyme Corp.*                                              3,563
     43,400    Gilead Sciences, Inc.*                                      1,503
     65,800    Human Genome Sciences, Inc.*                                  677
     14,300    ICOS Corp.*                                                   322
     86,000    Millennium Pharmaceuticals, Inc.*                           1,116
     19,000    NPS Pharmaceuticals, Inc.*                                    325
      8,000    Onyx Pharmaceuticals, Inc.*                                   225
      5,500    OSI Pharmaceuticals, Inc.*                                    357
     18,700    Vertex Pharmaceuticals, Inc.*                                 203
     22,150    ZymoGenetics, Inc.*                                           418
                                                                        --------
                                                                          11,615
                                                                        --------
               COMMUNICATIONS EQUIPMENT (14.4%)
    148,100    Adtran, Inc.                                                3,199
    689,800    Cisco Systems, Inc.*                                       13,251
    753,600    Corning, Inc.*                                              8,629
    730,400    Lucent Technologies, Inc.*                                  2,593
    148,300    Motorola, Inc.                                              2,560
    642,900    Nokia Corp. ADR (Finland)                                   9,913
     26,800    Plantronics, Inc.                                           1,166
     30,400    Research in Motion Ltd. (Canada)*                           2,681
    156,400    Scientific-Atlanta, Inc.                                    4,284
                                                                        --------
                                                                          48,276
                                                                        --------
               COMPUTER HARDWARE (5.5%)
    216,300    Dell, Inc.*                                                 7,583
    120,500    IBM Corp.                                                  10,815
                                                                        --------
                                                                          18,398
                                                                        --------
               COMPUTER STORAGE & PERIPHERALS (4.4%)
    330,000    Brocade Communications Systems, Inc.*                       2,241
    168,000    EMC Corp.*                                                  2,162
    151,400    Hutchinson Technology, Inc.*(b)                             5,089
    162,900    QLogic Corp.*(b)                                            5,294
                                                                        --------
                                                                          14,786
                                                                        --------
               DATA PROCESSING & OUTSOURCED SERVICES (9.2%)
    286,700    BISYS Group, Inc.*                                          4,186
    176,100    CheckFree Corp.*                                            5,459
     98,100    Computer Sciences Corp.*                                    4,873
    114,900    DST Systems, Inc.*(b)                                       5,153
    208,500    First Data Corp.                                            8,607
     78,500    Iron Mountain Inc.*                                         2,594
                                                                        --------
                                                                          30,872
                                                                        --------
               DIVERSIFIED CHEMICALS (0.2%)
     20,200    Bayer AG (Germany)                                            572
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DIVERSIFIED COMMERCIAL SERVICES (0.7%)
    105,300    Cendant Corp.                                            $  2,168
                                                                        --------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
    159,400    Flextronics International Ltd. (Singapore)*                 1,921
                                                                        --------
               EMPLOYMENT SERVICES (0.4%)
     28,200    Manpower, Inc.                                              1,276
                                                                        --------
               HEALTH CARE DISTRIBUTORS (0.7%)
     86,100    McKesson Corp.                                              2,295
                                                                        --------
               HEALTH CARE EQUIPMENT (2.6%)
     47,200    Baxter International, Inc.                                  1,452
      8,400    Beckman Coulter, Inc.                                         500
     16,800    Becton, Dickinson & Co.                                       882
     28,900    Guidant Corp.                                               1,925
     17,760    Hospira, Inc.*                                                567
     52,500    Medtronic, Inc.                                             2,683
     36,000    Olympus Corp. (Japan)                                         698
                                                                        --------
                                                                           8,707
                                                                        --------
               HEALTH CARE SERVICES (1.3%)
     25,190    Gambro AB "A" (Sweden)                                        293
     72,300    Medco Health Solutions, Inc.*                               2,452
    102,200    NDCHealth Corp.                                             1,716
                                                                        --------
                                                                           4,461
                                                                        --------
               HEALTH CARE SUPPLIES (0.2%)
     19,300    Edwards Lifesciences Corp.*                                   660
                                                                        --------
               HOME ENTERTAINMENT SOFTWARE (0.5%)
     39,800    Electronic Arts, Inc.*                                      1,788
                                                                        --------
               INTERNET RETAIL (1.2%)
     40,000    eBay, Inc.*                                                 3,904
                                                                        --------
               INTERNET SOFTWARE & SERVICES (8.1%)
    318,800    VeriSign, Inc.*                                             8,553
    512,600    Yahoo!, Inc.*                                              18,551
                                                                        --------
                                                                          27,104
                                                                        --------
               IT CONSULTING & OTHER SERVICES (2.1%)
    294,900    Accenture Ltd. "A" (Bermuda)*                               7,139
                                                                        --------
               MANAGED HEALTH CARE (1.3%)
     17,900    Aetna, Inc.                                                 1,701
     29,500    Humana, Inc.*                                                 565
     61,600    Pacificare Health Systems, Inc. "A"*                        2,194
                                                                        --------
                                                                           4,460
                                                                        --------
               PHARMACEUTICALS (12.0%)
     93,600    Abbott Laboratories                                         3,990
     94,600    Astrazeneca plc ADR (United Kingdom)                        3,897
     60,000    Biovail Corp. (Canada)*                                     1,123
     57,000    Eisai Co. Ltd. (Japan)                                      1,640

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                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
     91,600    Elan Corp. plc ADR (Ireland)*(b)                         $  2,363
     42,400    Eli Lilly & Co.                                             2,328
     37,800    Forest Laboratories, Inc.*                                  1,686
     92,000    Fujisawa Pharmaceutical Co. Ltd. (Japan)                    2,404
    100,100    King Pharmaceuticals, Inc.*                                 1,092
     78,560    Novartis AG (Switzerland)                                   3,743
     48,200    Sankyo Co. Ltd. (Japan)                                     1,000
     62,977    Sanofi-Aventis (France)                                     2,299
    249,400    Schering-Plough Corp.                                       4,517
     17,000    Schwarz Pharma AG (Germany)                                   640
     87,000    Shionogi & Co. Ltd. (Japan)                                 1,350
     16,500    Takeda Chemical Industries Ltd. (Japan)                       797
     35,000    Watson Pharmaceuticals, Inc.*                                 981
     77,400    Wyeth                                                       3,069
     30,000    Yamanouchi Pharmaceutical Co. Ltd. (Japan)                  1,101
                                                                        --------
                                                                          40,020
                                                                        --------
               SEMICONDUCTOR EQUIPMENT (7.7%)
    435,600    Applied Materials, Inc.*                                    7,013
    258,445    ASM International N.V. (Netherlands)*(b)                    3,675
    142,858    ASML Holding N.V. (Netherlands)*                            2,036
    126,300    KLA-Tencor Corp.*                                           5,751
    279,300    Lam Research Corp.*                                         7,270
                                                                        --------
                                                                          25,745
                                                                        --------
               SEMICONDUCTORS (13.1%)
    248,900    Altera Corp.*(b)                                            5,657
    230,900    Analog Devices, Inc.                                        9,296
    179,300    Broadcom Corp. "A"*                                         4,850
    533,100    Fairchild Semiconductor International, Inc. "A"*            7,661
    205,500    Micron Technology, Inc.*                                    2,503
    933,200    ON Semiconductor Corp.*                                     3,360
    284,505    STMicroelectronics N.V. (Switzerland)                       5,266
    174,900    Xilinx, Inc.                                                5,352
                                                                        --------
                                                                          43,945
                                                                        --------
               SYSTEMS SOFTWARE (9.3%)
    873,400    Microsoft Corp.                                            24,446
    505,300    Red Hat, Inc.*                                              6,488
                                                                        --------
                                                                          30,934
                                                                        --------
               Total common stocks (cost: $313,306)                      331,046
                                                                        --------
               WARRANT (0.3%)(g)

               IT CONSULTING & OTHER SERVICES
     39,835    Tata Consultancy Services Ltd. (India) (acquired
                 8/11/2004; cost $735)(e,f,h) (cost: $735)                 1,015
                                                                        --------
               MONEY MARKET INSTRUMENT (1.6%)

               MONEY MARKET FUND(c)
  5,239,833    SSgA Prime Money Market Fund, 1.38% (cost: $5,240)          5,240
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (6.4%)(a)

               MONEY MARKET FUNDS (0.4%)(c)
  1,256,612    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.73%                                       $  1,257
     21,465    Merrill Lynch Premier Institutional Fund, 1.70%                21
                                                                        --------
                                                                           1,278
                                                                        --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
               REPURCHASE AGREEMENTS (6.0%)(d)
     $7,000    CS First Boston LLC, 1.84%, acquired on 10/29/2004 and
                 due 11/01/2004 at $7,000 (collateralized by $7,150
                 of U.S. Treasury Bills, 1.72%, due 11/26/2004;
                 market value $7,141)                                      7,000
        600    Lehman Brothers, Inc., 1.87%, acquired on 10/31/2004
                 and due 11/01/2004 at $600 (collateralized by $1,275
                 of FICO STRIPS(j), 5.16%(i), due 12/27/2018; market
                 value $613)                                                 600
      7,000    Merrill Lynch Government Securities, Inc., 1.83%,
                 acquired on 10/29/2004 and due 11/01/2004 at $7,000
                 (collateralized by $7,175 of Fannie Mae Notes(j)
                 1.99%(i), due 1/12/2005; market value $7,145)             7,000
      5,600    Morgan Stanley & Co., Inc., 1.83%, acquired on
                 10/29/2004 and due 11/01/2004 at $5,600
                 (collateralized by $5,550 of Federal Farm Credit
                 Bank Bonds(j), 5.625% - 6.15%, due 5/23/2012 -
                 7/23/2018; market value $5,712)                           5,600
                                                                        --------
                                                                          20,200
                                                                        --------
               Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $21,478)        21,478
                                                                        --------

               TOTAL INVESTMENTS (COST: $340,759)                       $358,779
                                                                        ========

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $39,095,000 and $21,075,000, respectively, resulting in net unrealized appreciation of $18,020,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $334,520,000 at October 31, 2004, and in, total, may not equal 100%. Investments in foreign securities were 17.2% of net assets at October 31, 2004.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $20,545,000.

         (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2004, was $1,015,000, which represented 0.3% of the Fund's net assets.

         (g) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2004 (UNAUDITED)

         (h) Security was fair valued at October 31, 2004, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (i) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (j) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

8

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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                       [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48457-1204                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.